OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Other current financial assets		$ 263,044,869	$ 195,470,749
Other current financial liabilities		367,302,080	47,763,039
Non-current
Other financial assets		94,852,711	296,632,012
Other non-current financial liabilities		904,802,058	1,041,048,972
Bank liabilities
Current
Other current financial liabilities	[1]	688,800	26,617
Current financial liabilities at fair value	[1]	107,114	111,992
Non-current
Other non-current financial liabilities	[1]	13,366,211	4,000,000
Noncurrent financial liabilities at fair value	[1]	13,921,569	4,056,753
Bonds payable
Current
Other current financial liabilities	[1],[2]	340,767,980	25,383,339
Current financial liabilities at fair value	[1]	339,666,507	26,774,799
Non-current
Other non-current financial liabilities	[1],[2]	763,368,160	1,020,661,942
Noncurrent financial liabilities at fair value	[1]	729,602,210	1,041,841,338
Bottle guaranty deposits
Current
Other current financial liabilities	[1]	16,427,144	13,402,885
Current financial liabilities at fair value	[1]	16,427,144	13,402,885
Non-current accounts payable
Non-current
Other non-current financial liabilities	[1]	3,015,284	256,273
Noncurrent financial liabilities at fair value	[1]	3,015,284	256,273
Forward contracts liabilities
Current
Other current financial liabilities	[3]	2,317,577	758,663
Current financial liabilities at fair value	[3]	2,317,577		$ 758,663
Derivative contract liabilities
Current
Other current financial liabilities		2,317,577	758,663
Non-current
Other non-current financial liabilities		112,175,058
Leasing agreements
Current
Other current financial liabilities	[1]	7,100,579	8,191,535
Current financial liabilities at fair value	[1]	7,100,579	8,191,535
Non-current
Other non-current financial liabilities	[1]	15,892,629	16,387,030
Noncurrent financial liabilities at fair value	[1]	15,892,629	16,387,030
Accounts payable
Current
Other current financial liabilities	[1]	384,801,630	327,409,207
Current financial liabilities at fair value	[1]	384,801,630	327,409,207
Accounts payable related companies
Current
Other current financial liabilities	[1]	90,248,067	56,103,461
Current financial liabilities at fair value	[1]	90,248,067	56,103,461
Non-current
Other non-current financial liabilities	[1]	10,354,296	11,557,723
Noncurrent financial liabilities at fair value	[1]	10,354,296	11,557,723
Cash and cash equivalents
Current
Other current financial assets	[1]	291,681,987	304,312,020
Current financial assets at fair value	[1]	291,681,987	304,312,020
Financial assets
Current
Other current financial assets	[3]	170,206,554	961,705
Current financial assets at fair value	[3]	170,206,554	961,705
Non-current
Other financial assets	[3]	75,297,737	281,337,127
Noncurrent financial assets at fair value	[3]	75,297,737	281,337,127
Non-current accounts receivable
Non-current
Other financial assets	[1]	539,920	126,464
Noncurrent financial assets at fair value	[1]	539,920	126,464
Trade debtors and other accounts receivable
Current
Other current financial assets	[1]	279,770,286	265,490,626
Current financial assets at fair value	[1]	279,770,286	265,490,626
Accounts receivable related companies
Current
Other current financial assets	[1]	15,062,167	9,419,050
Current financial assets at fair value	[1]	15,062,167	9,419,050
Non-current
Other financial assets	[1]	109,318	98,940
Noncurrent financial assets at fair value	[1]	$ 109,318	$ 98,940

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.
[3]	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.